CONCENTRATIONS OF RISK (Details Narrative) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%